CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - COP ($) $ in Millions		Restatement Adjusted [Member] Share Capital [Member]	Restatement Adjusted [Member] Additional Paid-in Capital [Member]	Restatement Adjusted [Member] Appropiated Reserves [Member]	Restatement Adjusted [Member] Translation adjustment [Member]	Restatement Adjusted [Member] Equity securities through OCI [Member]	Restatement Adjusted [Member] Debt instruments at fair value though OCI [Member]	Restatement Adjusted [Member] Associates [Member]	Restatement Adjusted [Member] Employee Benefits [Member]	Restatement Adjusted [Member] Retained Earnings [Member]	Restatement Adjusted [Member] Net income [Member]	Restatement Adjusted [Member] Attributable to owners of parent company [Member]	Restatement Adjusted [Member] Non-controlling interests [member]	Restatement Adjusted [Member]	Share Capital [Member]	Additional Paid-in Capital [Member]	Appropiated Reserves [Member]	Translation adjustment [Member]	Equity securities through OCI [Member]	Debt instruments at fair value though OCI [Member]	Associates [Member]	Employee Benefits [Member]	Retained Earnings [Member]	Net income [Member]	Attributable to owners of parent company [Member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016															$ 480,914	$ 4,857,454	$ 7,472,409	$ 1,807,644	$ 340,629		$ 8,522	$ (80,646)	$ 3,515,329	$ 2,865,328	$ 21,267,583	$ 1,209,397	$ 22,476,980
Transfer to profit from previous years															0	0	0	0	0		0	0	2,865,328	(2,865,328)	0	0	0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid															0	0	0	0	0		0	0	(856,419)	0	(856,419)	0	(856,419)
Legal reserve movements															0	0	1,914,464	0	0		0	0	(1,914,464)	0	0	0	0
Release of reserves by law															0	0	(421,730)	0	0		0	0	0	0	(421,730)	0	(421,730)
Increase of reserves by law															0	0	77,398	0	0		0	0	(77,398)	0	0	0	0
Sale of financial instruments															0	0	0	0	(38,420)		0	0	38,420	0	0	0	0
Non-controlling interest															0	0	0	0	0		0	0	0	0	0	(31,984)	(31,984)
Other reserves	[1]														0	0	2,614	0	0		0	0	(2,614)	0	0	0	0
Net income															0	0	0	0	0		0	0	0	2,615,000	2,615,000	139,173	2,754,173
Other comprehensive income															0	0	0	442,745	77,304		(11,547)	28	0	0	508,530	0	508,530
Balance at Dec. 31, 2017		$ 480,914	$ 4,857,454	$ 9,045,155	$ 2,250,389	$ 379,513		$ (3,025)	$ (80,618)	$ 2,836,542	$ 2,615,000	$ 22,381,324	$ 1,298,445	$ 23,679,769	480,914	4,857,454	9,045,155	2,250,389	379,513		(3,025)	(80,618)	3,568,182	2,615,000	23,112,964	1,316,586	24,429,550
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)															0	0	0	0	0		0	0	(731,640)	0	(731,640)	(18,141)	(749,781)
Transfer to profit from previous years															0	0	0	0	0		0	0	2,615,000	(2,615,000)	0	0	0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid															0	0	0	0	0		0	0	(923,362)	0	(923,362)	0	(923,362)
Legal reserve movements															0	0	579,254	0	0		0	0	(579,254)	0	0	0	0
Disposal of debt/equity instruments															0	0	0	0	(20,644)		0	0	20,644	0	0	0	0
Subsidiaries' liquidation															0	0	0	0	0		0	0	512	0	512	0	512
Realization of retained earnings															0	0	0	0	0		0	0	1,090	0	1,090	0	1,090
Non-controlling interest															0	0	0	0	0		0	0	0	0	0	354,378	354,378
Other reserves	[1]														0	0	117,365	0	0		0	0	(117,365)	0	0	0	0
Changes in shareholdings subsidiaries															0	0	0	0	0		0	0	53,138	0	53,138	0	53,138
Net income															0	0	0	0	0		0	0	0	2,658,864	2,658,864	127,571	2,786,435
Other comprehensive income															0	0	0	631,813	33,838	$ (19,877)	1,918	29,662	0	0	677,354	25,911	683,410
Balance at Dec. 31, 2018		$ 480,914	$ 4,857,454	$ 9,741,774	$ 2,882,202	$ 392,707	$ (19,877)	$ (1,107)	$ (50,956)	$ 3,725,845	$ 2,658,864	$ 24,667,820	$ 1,803,157	$ 26,470,977	480,914	4,857,454	9,741,774	2,882,202	392,707	(19,877)	(1,107)	(50,956)	3,906,945	2,658,864	24,848,920	1,806,305	26,655,225
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)															0	0	0	0	0	0	0	0	(181,100)	0	(181,100)	(3,148)	(184,248)
Transfer to profit from previous years															0	0	0	0	0	0	0	0	2,658,864	(2,658,864)	0	0	0
Dividend payment corresponding to 509,704,584 common shares and 452,122,416 preferred shares without voting rights, subscribed and paid															0	0	0	0	0	0	0	0	(992,613)	0	(992,613)	0	(992,613)
Release of reserves by law															0	0	(6,561)	0	0	0	0	0	6,561	0	0	0	0
Realization of retained earnings															0	0	0	0	(3,848)	0	0	0	3,848	0	0	0	0
Others															0	0	0	0	0	0	0	0	(12,547)	0	(12,547)	0	(12,547)
Non-controlling interest															0	0	0	0	0	0	0	0	0	0	0	15,271	15,271
Other reserves															0	0	677,879	0	0	0	0	0	(694,948)	0	(17,069)	0	(17,069)
Net income															0	0	0	0	0	0	0	0	0	3,117,351	3,117,351	97,216	3,214,567
Other comprehensive income															0	0	0	64,910	43,889	27,675	8,119	(23,616)	0	0	120,977	6,056	127,033
Balance at Dec. 31, 2019															$ 480,914	$ 4,857,454	$ 10,413,092	$ 2,947,112	$ 432,748	$ 7,798	$ 7,012	$ (74,572)	$ 4,695,010	$ 3,117,351	$ 26,883,919	$ 1,921,700	$ 28,805,619

[1]	This item corresponds mainly to the dynamic reserves of Banistmo S.A., which correspond to an additional provision recognized on its low credit risk loan portfolio.